FACTORING FACILITY AND TERM LOAN PAYABLE	9 Months Ended
Sep. 30, 2013
FACTORING FACILITY AND TERM LOAN PAYABLE [Abstract]
FACTORING FACILITY AND TERM LOAN PAYABLE

Note 3. FACTORING FACILITY AND TERM LOAN PAYABLE

Factoring Facility

On August 8, 2013, the Company and Smoke entered into a spot accounts receivable factoring facility (the "Factoring Facility") with Entrepreneur Growth Capital, LLC (the "Lender") pursuant to an Invoice Purchase and Sale Agreement, dated August 8, 2013, by and among them (the "Factoring Agreement").

The Factoring Facility has an initial term of one year and automatically renews from month to month thereafter subject to the Company terminating it earlier upon at least 15 business days' advance written notice provided that all obligations are paid (including a termination fee, if applicable, as specified in the Factoring Agreement). The Factoring Facility is secured by a security interest in substantially all of the Company's assets. Under the terms of the Factoring Agreement, the Lender may, at its sole discretion, purchase certain of the Company's eligible accounts receivable. Upon any acquisition of an account receivable, the Lender will advance to the Company up to 50% of the face amount of the account receivable. Each account receivable purchased by the Lender will be subject to a factoring fee of 1% of the gross face amount of such purchased account for each 30 day period (or part thereof) the purchased account remains unpaid. The Lender will generally have full recourse against the Company in the event of nonpayment of any such purchased account.

The Factoring Agreement contains covenants and provisions relating to events of default that are customary for agreements of this type. The failure to satisfy covenants under the Factoring Agreement or the occurrence of other specified events that constitute an event of default could result in the termination of the Factoring Facility and/or the acceleration of the repayment obligations of the Company.

During the three and nine months ended September 30, 2013 gross borrowings under the Factoring Facility were $407,888, all of which were repaid as of September 30, 2013. At September 30, 2013 the Company had no borrowings outstanding under the Factoring Facility.

Term Loan

On August 16, 2013, the Company and Smoke entered into a $750,000 term loan (the "Term Loan") with the Lender pursuant to a Credit Card Receivables Advance Agreement, dated August 16, 2013, by and among them (the "Term Agreement").

The Term Loan matures on August 15, 2014 (or earlier generally upon termination of the Factoring Agreement), is payable from the Company's and Smoke's current and future merchant credit card receivables at the annual rate of 16% subject to the Lender retaining a daily fixed amount of $3,346.15 from the daily collection of the merchant credit card receivables and is secured by a security interest in substantially all of the Company's assets. The Company used the proceeds of the Term Loan for general working capital purposes.

The Term Agreement contains covenants that are customary for agreements of this type. The failure to satisfy covenants under the Term Agreement or the occurrence of other specified events that constitute an event of default could result in the termination of the Term Agreement (as well as the Factoring Agreement) and/or the acceleration of the repayment of the Term Loan and the other obligations of the Company (including the Factoring Facility). The Term Agreement contains provisions relating to events of default that are customary for agreements of this type.

At September 30, 2013 the Company had $660,539 of borrowings outstanding under the Term Loan.

Each of the Company's Chief Executive Officer and Chief Financial Officer have personally guaranteed performance of certain of the Company's obligations under the Factoring Agreement and the Term Agreement. In consideration of the Company's Chief Financial Officer providing such foregoing personal guarantee, the Company has agreed to amend his employment agreement as described in Note 7.